UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

VegTech Plant-based Innovation & Climate ETF

(EATV)

Annual Report

October 31, 2022

Dear Shareholder,

On behalf of VegTech™ Invest, we want to express our appreciation for the confidence you have placed in the VegTech™ Plant-based Innovation & Climate ETF (“EATV” or “Fund”). EATV is an actively managed exchange-traded fund that invests in VegTech™ companies that make animal-free primary products through innovation and technology utilizing plants or plant-derived products. The Fund invests in a Plant-based ecosystem up and down the supply chain, including Consumer Food and Beverages, Materials, Flavor & Texture, Ingredients, Materials, AgTech, and Synthetic Biology. The Fund was certified by Ethos ESG to be Carbon Neutral without buying credits in the third quarter of 2022.

For the period December 28, 2021 (inception date) through October 31st, 2022 (the “reporting period”), the Fund underperformed the S&P 500® Index.  During the reporting period, the highest returns were derived from e.l.f. Beauty and MGP Ingredients, which returned 33.6% and 29.2%, respectively. We believe e.l.f. Beauty’s performance was due to its revenue and earnings growth. Cash-strapped consumers sought high-value products, and e.l.f. offered a strong value proposition while maintaining high-margins. The brand is popular amongst a growing cohort of younger consumers. MGP also saw earnings and revenue increases as its wheat protein sales grew, part of a long-term strategy to expand production and add a protein extrusion plant. The worst performers included Olaplex Holdings, Inc. and Amyris, Inc., which returned -83.6% and -46.1%, respectively. Olaplex dropped when the company lowered its 2022 guidance in October for yearly sales growth. Nevertheless, the company maintains significant margins and room to lower prices that could help it increase revenues. Amyris had low earnings because of the construction of its Barra Bonita facility, a large capital expenditure. This plant may contribute to higher profitability in the future. The company’s ability to source its own ingredients for in-house retail brands such as JVN and its positive revenue growth in Q2 and Q3 of 2022 are signs of a path to profitability in 2023.

The EATVI VegTech Plant-based Innovation & Alternative Proteins Index (“EATVI”) is used as an additional index to benchmark against the Fund. It was released March 8th, 2022, after the Fund started. For the third fiscal quarter between May to July 2022, the Fund out-performed the index by falling 5.50% while the EATVI Index fell 6.42% based on market. For the fourth fiscal quarter between August to October 2022, the Fund again outperformed the index by falling 10.39% based on market, while the EATVI Index fell 10.70%.

	Q3 Fiscal Quarter	Q4 Fiscal Quarter	Since Inception 12/28/21
EATV, at market	-5.50%	-10.39%	-37.33%
EATV, at NAV	-6.04%	-10.07%	-37.37%
S&P 500 Index	0.39%	-5.86%	-18.04%
EATVI Index	-6.42%	-10.70%	N/A

Sincerely,

Sasha Goodman, President and Portfolio Manager
Elysabeth Alfano, Chief Executive Officer
VegTech LLC, Investment Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the fund in creation units. Brokerage commissions will reduce returns.

Mutual fund investing involves risk. Principal loss is possible.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The EATVI VegTech Plant-based Innovation & Alternative Proteins Index is an equity index that provides focused exposure to VegTech™ companies that are actively innovating with plants and plant-derived ingredients to create animal-free products for sustainable consumption.  It is weighted by adjusted market capitalization with adjustments made to ensure tradability of each underlying constituent when traded as part of an index portfolio trade. It was released on March 8th, 2022 and is administered by Morningstar Index Services for VegTech LLC.

ESG investing is defined as utilizing environmental, social, and governance (ESG) criteria as a set of standards for a company’s operations that socially conscious investors use to screen potential investments. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.

Stocks of companies with small and mid-market capitalizations involve a higher degree of risk than investments in the broad-based equities market.

The Fund is non-diversified and may hold large positions in a small number of securities. A price change in any one of those securities may have a greater impact on the Fund's share price than if it were diversified.

The Fund is newly organized and has a limited operating history to judge.

You cannot invest directly in an index.

Ethos performs an independent analysis of a fund’s carbon footprint and carbon credits (offsets) to verify whether the fund is carbon neutral during a specified period. The period is typically quarterly based on the previous quarter. The carbon footprint consists of verified Scope 1, Scope 2, and (where possible) Scope 3 emissions of every holding of the fund. Ethos defines the carbon footprint of a fund as the total tons of Scope 1, Scope 2, and (where possible) Scope 3 CO2 emissions of its holdings multiplied by the fund’s percentage ownership of those holdings. Percentage ownership is based on the market value of the fund’s shares divided by the total market value of the holdings, averaging over the course of the specified period. Scope 3 emissions are included based on an assessment of the quality of reported Scope 3 data. Limitations of Scope 3 data include lack of standardized reporting methodology by companies; low coverage of companies reporting Scope 3 emissions; and likely overlap of Scope 3 emissions across company value chains. Ethos discloses in each certification whether Scope 3 emissions are used.  As part of the Carbon Neutral Certification, Ethos requires funds to submit proof of purchase of carbon credits from a list of approved providers of carbon credits (if the fund wishes to use carbon credits as part of the carbon neutral analysis). When Scope 1, Scope 2, and Scope 3 emissions information is not available the following modeling formula used is: Expected emissions = peer-average carbon intensity (CO2 per $M revenue) * $M revenue. EthosESG audits this estimation and will address discrepancies should they arise. Emissions data is limited by the voluntary disclosure by individual companies and is not independently audited.  VegTech™ Invest and EthosESG make every effort to ensure data is accurate but cannot guarantee absolute carbon neutrality. Quasar is a subsidiary of the group of companies doing business as ACA Group and is an affiliate of Ethos ESG. Neither Quasar, nor any of its directors, officers, or staff, are involved in Ethos ESG’s certification process or pay for accreditation, nor does Ethos ESG consider affiliation as part of its certification analysis.

The Fund is distributed by Quasar Distributors, LLC.

VegTech Plant-based Innovation & Climate ETF
Sector Allocation of Portfolio Assets at October 31, 2022 (Unaudited)

Percentages represent market value as a percentage of total investments.

VegTech Plant-based Innovation & Climate ETF

Comparison of the change in value of a $10,000 investment in the VegTech Plant-based Innovation & Climate ETF

vs. the S&P 500® Index & VegTech™ Plant-based Innovation & Alternative Proteins Index

	Since Inception through October 31, 2022
Total Return	12/28/2021	3/8/2022
VegTech Plant-based Innovation & Climate ETF at NAV	-37.37%	-17.61%
VegTech Plant-based Innovation & Climate ETF at Market	-37.33%	-17.91%
S&P 500® Index	-18.04%	-6.20%
VegTech Plant-based Innovation & Alternative Proteins Index (EATVI)[1]	N/A	-23.92%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-617-0004.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.  If it did, total returns would be reduced.

[1] The EATVI VegTech Plant-based Innovation & Alternative Proteins Index has an inception date of March 8th, 2022. The index was created to provide focused exposure to VegTech™
companies that are actively innovating with plants and plant-derived ingredients to create animal-free products for sustainable consumption. EATVI is Administered by Morningstar Index Services for VegTech LLC.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

VegTech Plant-based Innovation & Climate ETF
Expense Example at October 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note  that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period (1)
	5/1/22	10/31/22	5/1/22 - 10/31/22

Actual	$1,000.00	$ 845.00	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

(1)
Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments at October 31, 2022

Shares			Value
	COMMON STOCKS	98.4%

	Agricultural Chemicals	0.3%
7,480	Desert Control AS (b) (c)		$14,498

	Agricultural Operations	14.0%
42,160	AppHarvest, Inc. (b)		89,801
41,340	Dole PLC (c)		353,457
4,280	Limoneira Co.		51,060
9,320	Local Bounti Corp. (b)		27,587
30,000	Thai Wah PCL - NVDR		4,257
59,580	Village Farms International, Inc. (b) (c)		128,693
			526,162
	Auto-Cars/Light Trucks	5.8%
17,680	Fisker, Inc. (b)		144,092
560	Tesla, Inc. (b)		127,422
			271,514
	Beverage Manufacturing	3.3%
3,020	Molson Coors Beverage Co.		152,299

	Beverages-Non-alcoholic	7.7%
680	Celsius Holdings, Inc. (b)		61,934
6,680	GURU Organic Energy Corp. (b) (c)		17,750
27,900	Oatly Group AB - ADR (b)		61,380
5,880	Vita Coco Co., Inc. (b)		60,329
80,000	Vitasoy International Holdings Ltd. (c)		136,567
5,060	Zevia PBC (b)		23,731
			361,691
	Beverages-Wine/Spirits	6.0%
2,520	MGP Ingredients, Inc.		282,366

	Brewery	3.4%
3,200	Anheuser-Busch InBev SA/NV - ADR		160,320

	Chemicals	5.2%
5,480	Yara International ASA (c)		244,583

	Chemicals-Fibers	2.1%
2,040	Lenzing AG (c)		97,576

	Chemicals-Specialty	13.4%
14,520	Amyris, Inc. (b)		40,801
60	Givaudan SA (c)		179,158
5,640	Sensient Technologies Corp.		403,034
			622,993
	Cosmetics & Toiletries	6.2%
6,680	e.l.f. Beauty, Inc. (b)		288,977

	Farm Product Raw Material Merchant Wholesalers	3.9%
16,100	SunOpta, Inc. (b) (c)		180,803

	Food-Meat Products	0.7%
13,520	Steakholder Foods Ltd. - ADR (b)		31,366
30,000	Very Good Food Co, Inc. (b) (c)		3,083
			34,449

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments at October 31, 2022, Continued

Shares			Value
	Food-Misc./Diversified	10.6%
2,380	Beyond Meat, Inc. (b)		$37,366
10,378	Burcon NutraScience Corp. (b) (c)		3,199
4,900	Ingredion, Inc.		436,688
30,000	Planting Hope Co. (b) (c)		12,552
			489,805
	Food-Wholesale Distribution	4.2%
11,780	Mission Produce, Inc. (b)		196,019

	Footwear & Related Apparel	2.0%
1,340	Crocs, Inc. (b)		94,805

	Investment Companies	0.8%
206,180	Agronomics Ltd. (b) (c)		35,467

	Machinery-Farm	0.5%
9,320	Hydrofarm Holdings Group, Inc. (b)		24,046

	Medical Labs & Testing Services	0.9%
14,900	Ginkgo Bioworks Holdings, Inc. (b)		40,677

	Paper & Related Products	4.8%
6,820	Smurfit Kappa Group PLC (c)		224,781

	Retail-Gardening Products	0.8%
10,960	GrowGeneration Corp. (b)		39,127

	Retail-Perfume & Cosmetics	1.0%
10,920	Olaplex Holdings, Inc. (b)		48,048

	Textile-Products	0.4%
4,700	Spinnova Oyj (b) (c)		18,328

	Vitamins & Nutritional Products	0.4%
7,008	Else Nutrition Holdings, Inc. (b) (c)		3,395
60,000	Odd Burger Corp. (b) (c)		14,314
			17,709
	Total Common Stocks (cost $4,786,310)		4,467,043

	MONEY MARKET FUND	1.6%
73,275	First American Government Obligations Fund, Class X, 2.31% (a)		73,275
	Total Money Market Fund (cost $73,275)		73,275

	Total Investments (cost $4,859,585)	100.0%	4,540,318
	Other Assets less Liabilities	0%	130,831
	TOTAL NET ASSETS	100.0%	$4,671,149

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments at October 31, 2022, Continued

(a)	Rate shown is the 7-day annualized yield as of October 31, 2022.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
AB - Aktiebolag is the Swedish term for limited compan
ADR - American Depository Receipt
AG - Aktiengesellschaft is the German term for a public limited company.
AS - Aksjeselskap is the Norwegian term for a stock-based company
Ltd. - Company is incorporated and shareholders have limited liability.
NVDR - Non-voting Depository Receipt
Oyj - Julkinen osakeyhtiö is the Finnish term for a public limited company
PBC - Public Benefit Corporation
PCL - Public Company Limited (Thailand)
SA - An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SA/NV - A public limited liability company (société anonyme/naamloze vennootschap) incorporated in Belgium.

Country Allocation
Country	% of Net Assets
United States	58.78%
Ireland	12.38%
Canada	7.79%
Norway	5.55%
Switzerland	3.84%
Belgium	3.43%
Hong Kong	2.92%
Austria	2.09%
Sweden	1.31%
Isle of Man	0.76%
Israel	0.67%
Finland	0.39%
Thailand	0.09%
100.00%

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF ASSETS AND LIABILITIES at October 31, 2022

ASSETS
Investments, at value (cost $4,859,585)	$4,669,011
Receivables:
Dividends and interest	947
Due from investment advisor	1,191
Total assets	4,671,149

LIABILITIES
Total liabilities	-

NET ASSETS	$4,671,149

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$4,671,149
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	300,000
Net asset value per share	$15.57

COMPONENTS OF NET ASSETS
Paid-in capital	$6,405,013
Total accumulated deficit	(1,733,864)
Net assets	$4,671,149

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF OPERATIONS For the period December 28, 2021* through October 31, 2022

INVESTMENT INCOME
Income
Dividends (net of issuance fees and foreign tax withheld of $1,670)	$24,182
Interest	696
Total income	24,878
Expenses
Management fees	25,551
Total expenses	25,551
Net investment loss	(673)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on transactions from:
Investments	(1,537,846)
Foreign currency	(4,715)
Net change in unrealized depreciation on:
Investments	(190,574)
Foreign currency	(56)
Net realized and unrealized loss on investments and foreign currency	(1,733,191)
Net decrease in net assets resulting from operations	$(1,733,864)

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF CHANGES IN NET ASSETS

For the period
December 28, 2021*
through
October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(673)
Net realized loss on transactions from:
Investments	(1,537,846)
Foreign currency	(4,715)
Net change in unrealized depreciation on:
Investments	(190,574)
Foreign currency	(56)
Net decrease in net assets resulting from operations	(1,733,864)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	6,405,013
Total increase in net assets	4,671,149

NET ASSETS
Beginning of period	-
End of period	$4,671,149

(a)	A summary of share transactions is as follows:

	For the period
	December 28, 2021*
	through
	October 31, 2022
	Shares	Paid-in Capital
Shares sold	300,000	$6,404,114
Transaction fees (See Note 1)	-	899
Net increase	300,000	$6,405,013

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	For the period
	December 28, 2021*
	through
	October 31, 2022
Net asset value, beginning of period	$24.86

Income from investment operations:
Net investment loss	(0.00)	(3)
Net realized and unrealized loss on investments	(9.29)
Total from investment operations	(9.29)

Net asset value, end of period	$15.57

Total return, at NAV	-37.37%	(2)
Total return, at Market	-37.33%	(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,671
Ratio of expenses to average net assets	0.75%	(1)
Ratio of net investment loss to average net assets	(0.02)%	(1)
Portfolio turnover rate(4)	133.36%	(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $(0.01).
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

NOTE 1 - ORGANIZATION

The VegTech Plant-based Innovation & Climate ETF (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies." The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.

 Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.  The Fund plans to file U.S. Federal and state tax returns, as necessary.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and is recorded on an accrual basis.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended October 31, 2022, there were no reclassifications between paid-in capital and distributable earnings.

Use of Estimates: The preparation of financial statements in conformity with the U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REITs:  The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

     Investment Valuation: The Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

     Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.

 Prior to the effectiveness of Rule 2a-5, on September 8, 2022, the Board of Trustees (“Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust which was comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available, or the closing price did not represent fair value by following procedures approved by the Board.  These procedures considered many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board.  The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board of Trustees approved VegTech LLC, (the “Adviser”), as the Fund’s valuation designee under Rule 2a-5.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,204,431	$-	$-	$1,204,431
Consumer Cyclical	427,170	-	-	427,170
Consumer Non-Cyclical	2,904,622	-	-	2,904,622
Financial	35,467	-	-	35,467
Industrial	24,046	-	-	24,046
Total Common Stocks	4,595,736	-	-	4,595,736
Money Market Fund	73,275	-	-	73,275
Total Investments in Securities	$4,669,011	$-	$-	$4,669,011

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

VegTech LLC serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,589,368 and $5,323,058, respectively.

For the period ended October 31, 2022, in-kind transactions associated with creations and redemptions were $4,057,849 and $0, respectively. There were no purchases or sales of U.S. Government securities during the period ended October 31, 2022.

       During the period ended October 31, 2022, there were no realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations.

NOTE 6 – INCOME TAXES INFORMATION

As of October 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$5,334,967
Gross unrealized appreciation	333,641
Gross unrealized depreciation	(999,597)
Net unrealized depreciation (a)	(665,956)
Net unrealized depreciation on foreign currency	(56)
Undistributed ordinary income	-
Undistributed long-term capital gain	-
Total distributable earnings	-
Other accumulated gain/(loss)	(1,067,852)
Total accumulated gain/(loss)	$(1,733,864)

(a)	The difference between the book-basis and tax-basis net unrealized depreciation and cost is attributable to wash sales.

At October 31, 2022, the Fund had $1,062,464 in short-term capital loss carryforwards which can be carried forward indefinitely.

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

At October 31, 2022, the Fund deferred, on a tax basis, ordinary late year losses of $5,388.

The Fund did not make distributions during the period ended October 31, 2022.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	New Adviser Risk. The Adviser is a newly organized investment adviser and has no operating history or performance track record, which may increase the risks associated with investments in the Fund.
•
New Fund Risk. The Fund is a recently organized investment company with no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Climate Change and VegTech Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

VegTech Plant-Based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on NYSE Arca, Inc. and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

NOTE 8 – TRUSTEES AND OFFICERS

Mr. Joe Redwine became the Audit Chairman of the Board effective January 1, 2022. Ms. Michele Rackey was approved by the Board as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Mr. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

VegTech Plant-based Innovation & Climate ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of VegTech Plant-Based Innovation & Climate ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of VegTech Plant-Based Innovation & Climate ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of October 31, 2022, the related statement of operations, the statement of changes in net assets, and financial highlights for the period December 28, 2021 (commencement of operations) through October 31, 2022, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations, the changes in its net assets, and the financial highlights for the period December 28, 2021 through October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2022

VegTech Plant-based Innovation & Climate ETF
NOTICE TO SHAREHOLDERS at October 31, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund's website at www.eatv.vegtechinvest.com.

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period from the Fund’s inception through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

VegTech Plant-based Innovation & Climate ETF
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately-held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Joe D. Redwine (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC and its predecessors (May 1991 to July 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

VegTech Plant-based Innovation & Climate ETF
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Raymond B. Woolson (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board Trustee	Indefinite term; since January 2020. Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	1
Trustee,
Advisors
Series Trust
(for series not
affiliated with
the Fund);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
20 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective
Credit Fund
and
DoubleLine
Income
Solutions
Fund, from
2010 to
present.

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 53) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).

Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).

Kevin J. Hayden (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).

VegTech Plant-based Innovation & Climate ETF
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Richard R. Conner (age 40) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).

Michael L. Ceccato (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).

Elaine E. Richards (age 54) 2020 East Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).

Ryan Charles (age 44) 2020 East Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since January 2022.	Assistant Vice President, U.S. Bank Global Fund Services (May 2021 to present); Chief Legal Officer and Secretary Davis Selected Advisers, L.P. (2004 to 2021).

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2022, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-617-0004.

Investment Adviser
VegTech, LLC
1842 Purdue Avenue, Suite 103
Los Angeles, California 90025

Investment Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-617-0004

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE10/31/2021
(a) Audit Fees	$13,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   1/9/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   1/9/2023

* Print the name and title of each signing officer under his or her signature.